Description of Long Term Debt (Parenthetical) (Detail) - USD ($)		12 Months Ended
		May 31, 2019		May 31, 2018		Feb. 27, 2019	Dec. 20, 2017	Mar. 31, 2017	Mar. 02, 2017	May 29, 2015	May 27, 2011	Oct. 09, 2009
Debt Instrument [Line Items]
Debt		$ 205,000,000		$ 205,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Debt, due date	[1]	Oct. 31, 2023		Oct. 31, 2023
Debt issuance costs, net of amortization		$ 3,900,000		$ 1,200,000
Unsecured 6.125% senior notes due October 15, 2019
Debt Instrument [Line Items]
Debt, interest rate	[2]	6.125%		6.125%
Debt, due date	[2]	Oct. 15, 2019		Oct. 15, 2019
Debt issuance costs, net of amortization		$ 200,000		$ 600,000
Debt instrument, effective interest rate											4.934%	6.139%
Debt											$ 150,000,000	$ 300,000,000
Unamortization of debt premium		700,000		$ 2,300,000
Unsecured 2.25% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Debt		$ 205,000,000
Debt, interest rate				2.25%
Debt, due date				Dec. 15, 2020
Unsecured 3.45% senior notes due November 15, 2022
Debt Instrument [Line Items]
Debt, interest rate		3.45%		3.45%
Debt, due date		Nov. 15, 2022		Nov. 15, 2022
Unsecured 3.75% notes due March 15, 2027
Debt Instrument [Line Items]
Debt		$ 400,000,000		$ 400,000,000					$ 400,000,000
Debt, interest rate		3.75%	[3]	3.75%	[3]				3.75%
Debt, due date	[3]	Mar. 15, 2027		Mar. 15, 2027
Amortization of debt discount premium		$ 400,000		$ 500,000
Debt instrument, effective interest rate		3.767%
Amortization of debt discount and issuance cost		$ 3,000,000		3,400,000
Unsecured 4.55% senior notes due March 1, 2029
Debt Instrument [Line Items]
Debt		$ 350,000,000				$ 350,000,000
Debt, interest rate		4.55%	[4]			4.55%
Debt, due date	[4]	Mar. 01, 2029
Debt issuance costs, net of amortization		$ 3,500,000
Amortization of debt discount premium		$ 500,000
Debt instrument, effective interest rate		4.568%
Unsecured 5.25% notes due June 1, 2045
Debt Instrument [Line Items]
Debt		$ 250,000,000		$ 250,000,000					$ 50,000,000	$ 250,000,000
Debt, interest rate		5.25%	[5]	5.25%	[5]				5.25%	5.25%
Debt, due date	[5]	Jun. 01, 2045		Jun. 01, 2045
Debt issuance costs, net of amortization		$ 3,000,000		$ 3,100,000
Amortization of debt discount premium		$ 1,400,000		1,400,000
Debt instrument, effective interest rate		5.29%						4.839%
Debt								$ 50,000,000
Unamortization of debt premium		$ 3,000,000		$ 3,000,000
Accounts Receivable Securitization Program with Two Banks, through May 8, 2020
Debt Instrument [Line Items]
Debt, due date		May 08, 2020
Debt issuance costs, net of amortization		$ 100,000
Other Borrowings
Debt Instrument [Line Items]
Debt, maturity year		2021		2021
Unsecured 4.25% notes due January 15, 2048
Debt Instrument [Line Items]
Debt		$ 300,000,000					$ 300,000,000
Debt, interest rate		4.25%	[6]	4.25%	[6]		4.25%
Debt, due date	[6]	Jan. 15, 2048		Jan. 15, 2048
Debt instrument, effective interest rate		4.25%
Amortization of debt discount and issuance cost		$ 3,500,000		$ 3,600,000
United States Dollar Denominated Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense		$ 14,268,000
United States Dollar Denominated Debt | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Average interest rate		3.6805%
Australian Dollar Denominated Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense		$ 34,558,000		$ 23,309,000
Australian Dollar Denominated Debt | Revolving Credit Facility | Australian Bank Bill Swap Bid Rate
Debt Instrument [Line Items]
Average interest rate		2.69%		2.925%
Canadian Dollar Denominated Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense		$ 131,738,000
Canadian Dollar Denominated Debt | Revolving Credit Facility | CDOR
Debt Instrument [Line Items]
Average interest rate		3.23%
Euro Denominated Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense		$ 159,745,000		$ 213,708,000
Euro Denominated Debt | Revolving Credit Facility | EUR LIBOR
Debt Instrument [Line Items]
Average interest rate		1.25%		0.675%

[1]	Interest at May 31, 2019 was tied to LIBOR and averaged 3.6805% for USD denominated debt ($14,268), 2.69% for AUD denominated debt ($34,558), 3.23% on CAD denominated debt ($131,738) and 1.25% on EUR denominated debt ($159,745). Interest was tied to AUD at May 31, 2018, and averaged 2.925% for AUD denominated debt ($23,309) and 0.675% on EUR denominated debt ($213,708). At May 31, 2019 and 2018, the revolving credit facility is adjusted for debt issuance costs, net of amortization, for approximately $3.9 million and $1.2 million, respectively.
[2]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $0.7 million and $2.3 million at May 31, 2019 and 2018, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%. At May 31, 2019 and 2018, the notes are adjusted for debt issuance costs, net of amortization, for approximately $0.2 million and $0.6 million, respectively.
[3]	The $400.0 million face amount of the notes due 2027 is adjusted for the amortization of the original issue discount, which approximated $0.4 million and $0.5 million at May 31, 2019 and 2018, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 3.767%. At May 31, 2019 and 2018, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.0 million and $3.4 million, respectively.
[4]	The $350.0 million aggregate principal amount of the notes due 2029 is adjusted for the amortization of the original issue discount, which approximated $0.5 million at May 31, 2019. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, was 4.568%. At May 31, 2019, the notes were adjusted for debt issuance costs, net of amortization, for approximately $3.5 million.
[5]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.4 million at May 31, 2019 and 2018. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%. In March 2017, as a further issuance of the 5.25% notes due 2045, we closed an offering of $50.0 million aggregate principal, which is adjusted for the unamortized premium received at issuance, which approximated $3.0 million at May 31, 2019 and 2018. The premium effectively increased the proceeds from the financing. The effective interest rate on the $50.0 million notes issued March 2017 is 4.839%. At May 31, 2019 and 2018, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.0 million and $3.1 million, respectively.
[6]	The $300.0 million face amount of the notes due 2048 is adjusted for the debt issuance cost, net of amortization, which approximated $3.5 million and $3.6 million at May 31, 2019 and 2018, respectively. The effective interest rate on the notes is 4.25%.